As filed with the Securities and Exchange Commission on August 24, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30 , 2005

Item 1. Schedule of Investments.

McIntyre Global Equity Fund
Portfolio of Investments by Industry at June 30, 2005 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Market Value

Commercial Services & Supplies - 8.8%
Cendant Corp. (United States)	40,000	$894,800

Communications Equipment - 18.2%
Motorola, Inc. (United States)	60,000	1,095,600
Nortel Networks Corp. (Canada)*#	100,000	261,000
Scientific-Atlanta, Inc. (United States)	15,000	499,050
		1,855,650

Financial Services - 20.7%
Citigroup, Inc. (United States)	18,389	850,124
J.P. Morgan Chase & Co. (United States)	20,000	706,400
Merrill Lynch & Co., Inc. (United States)	10,000	550,100
		2,106,624

Hotels, Restaurants & Leisure - 7.0%
Harrah's Entertainment, Inc. (United States)	9,950	717,097

Industrial Conglomerates - 3.4%
General Electric Co. (United States)	10,000	346,500

Media - 15.6%
Time Warner, Inc. (United States)*	60,000	1,002,600
Viacom, Inc. - Class B (United States)	18,115	580,042
		1,582,642

Semiconductor & Semiconductor Equipment - 10.9%
Intel Corp. (United States)	10,000	260,600
LSI Logic Corp. (United States)*	33,327	282,946
Texas Instruments, Inc. (United States)	20,000	561,400
		1,104,946

Software - 2.4%
Microsoft Corp. (United States)	10,000	248,400

Telecommunication Services - 10.3%
Qwest Communications International, Inc. (United States)*	150,000	556,500
Vodafone Group PLC - ADR (United Kingdom)	20,000	486,400
		1,042,900

TOTAL COMMON STOCKS (Cost $8,617,443)		9,899,559

WARRANTS - 0.0%

Lucent Technologies, Inc. (United States)*
Expiration December 2007, Exercise Price $2.75
(Acquired 2/22/2005, Cost $12,042)	3,169	2,440

SHORT-TERM INVESTMENTS - 2.6%

Federated Cash Trust Treasury Money Market Fund	259,388	259,388
(Cost $259,388)

Total Investments in Securities (Cost $8,888,873) - 99.9%		10,161,387
Cash and Other Assets in Excess of Liabilities - 0.1%		13,035
NET ASSETS - 100.0%		$10,174,422

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

Portfolio of Investments by Country at June 30, 2005 (Unaudited)

		Percent of
Country		Net Assets

Canada		2.6%
United Kingdom		4.8%
United States		92.5%

Total Investments in Securities		99.9%
Cash and Other Assets in Excess of Liabilities		0.1%
NET ASSETS		100.0%

See accompanying Notes to Financial Statements.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  8/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  8/22/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/22/05

* Print the name and title of each signing officer under his or her signature.